INVESTMENTS AND OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2024
Investments and other financial assets [Abstract]
INVESTMENTS AND OTHER FINANCIAL ASSETS
16. INVESTMENTS AND OTHER FINANCIAL ASSETS

The composition of investments and other financial assets is as follows:

	At December 31,
	2024	2023
	(€ thousand)
Investments accounted for using the equity method	63,438	55,200
Other securities and financial assets	17,384	12,471
Total investments and other financial assets	80,822	67,671
Investments accounted for using the equity method

Changes in the carrying amount of investments accounted for using the equity method during the period were as follows:

(€ thousand)
Balance at December 31, 2022	49,087
Proportionate share of net profit for the year ended December 31, 2023	6,137
Proportionate share of remeasurement of defined benefit plans and other movements	(24)
Balance at December 31, 2023	55,200
Proportionate share of net profit for the year ended December 31, 2024	8,245
Proportionate share of remeasurement of defined benefit plans and other movements	(7)
Balance at December 31, 2024	63,438
Investments accounted for using the equity method mainly relate to the Group’s investment in Ferrari Financial Services GmbH (“FFS GmbH”), a German entity that offers retail client financing in certain markets in EMEA (primarily the UK, Germany and Switzerland). FFS GmbH is the Group’s partnership with CA Auto Bank S.p.A. (“CA Auto Bank”, formerly FCA Bank S.p.A., “FCA Bank”), which, following the sale by the Stellantis Group of its 50 percent ownership interest in FCA Bank to Crédit Agricole Consumer Finance S.A. (“CACF”) in April 2023, is now fully owned by CACF. Investments accounted for using the equity method also relate to the Group’s investment in FS China Limited, a joint venture formed in China in 2021 to manage certain lifestyle activities in the local market.

Summarized financial information relating to FFS GmbH at and for the years ended December 31, 2024 and 2023 is presented below:

	At December 31,
	2024	2023
	(€ thousand)
Assets
Non-current assets	4,825	3,566
Receivables from financing activities	1,371,071	1,187,535
Other current assets	8,766	29,590
Cash and cash equivalents	28,571	21,275
Total assets	1,413,233	1,241,966

Equity and liabilities
Equity	125,040	108,134
Debt	1,126,177	999,206
Other liabilities	162,016	134,626
Total equity and liabilities	1,413,233	1,241,966

	For the year ended December 31,
	2024	2023	2022
	(€ thousand)
Net revenues	88,597	66,446	52,100
Cost of sales	52,415	37,198	22,943
Selling, general and administrative costs	9,966	9,314	8,923
Other expenses/(income), net	2,826	1,574	1,116
Profit before taxes	23,390	18,360	19,118
Income tax expense	6,472	5,147	5,336
Net profit	16,918	13,213	13,782
Other securities and financial assets
Other securities and financial assets primarily include Series C Formula One Group Common Stock of Liberty Media Corporation, the group responsible for the promotion of the Formula 1 World Championship, which are measured at fair value and amounted to €15,816 thousand at December 31, 2024 (€10,519 thousand at December 31, 2023) (the “Liberty Media Shares”).